SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

Since the reporting date, the following significant events have occurred:

1.	On July 3, 2025, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 665,354 from 609,640. Thereafter, the Company granted an aggregate of 50,714 restricted stock units and 5,000 stock options to certain consultants, employee and advisors to the Company.

2.	On July 3, 2025, the Company issued 79,286 Ordinary Shares to certain consultants and debt providers.

3.	On July 3, 2025, the last scheduled instalment payment an amount of $2,125 relating to the RBW May 7, 2025 agreement was received. During the period after balance sheet day RBW May exercised the embedded conversion option in full. As a result, the Company issued to RBW an aggregate amount of 829,934 ordinary shares.

4.	On August 1, 2025, the Company signed a Securities Purchase Agreement (the “August RBW Agreement”) with Secure Net Capital LLC and Target Capital 16 LLC (the “Selling Stockholders”) to sell a promissory note (the “August RBW Note”) for up to $11.0 million in gross proceeds, pending certain conditions.

The August RBW Purchase Price shall be paid as follows: $3,000 at the First Closing (August 4, 2025), $3,000 at the Second Closing before the First Form F-1, $2,500 at the Third Closing upon the Third Closing Triggering Event, and $2,500 at the Fourth Closing before the Second Form F-1.

The Company will register Ordinary Shares for resale from the August RBW Note at the First Closing and Second Closing and file a Registration Statement (First Form F-1) within ten (10) business days post-First Closing. The “Third Closing Triggering Event” occurs when the Stockholders convert all amounts owed under the Note and file a second registration statement for the Third and Fourth Closings.

If the Selling Stockholders do not fully convert their Notes from the First and Second Closings, they are not required to fund the Third and Fourth Closings.

The Company intends to use the net proceeds (after fees and issuance expenses) for working capital, corporate purposes, and to reduce existing liabilities.

RBW acted as the placement agent, while Aegis Capital Corp served as the exclusive advisor. The aggregate principal amount of the Notes is up to $13,750, with a 20% original issue discount, maturing on August 1, 2026.

Stockholders can convert outstanding amounts into Ordinary Shares at a conversion price of the greater of $0.332 or 85% of the lowest volume-weighted average price during the preceding seven (7) trading days. Conversions are capped to ensure each Stockholder owns less than 4.99% of Ordinary Shares.

The Company cannot sell equity during the Note’s term without Selling Stockholders’ consent, subject to exceptions.

Standard Events of Default apply, allowing acceleration of the Note’s principal. If an Event of Default occurs, the principal amount increases by 20%, and interest accrues at 20% per annum.

On July 30, 2025, the Company engaged RBW as the placement agent, agreeing to pay an 8.0% cash fee on gross proceeds plus expenses. RBW is also entitled to fees for financing activities involving introduced investors within 12 months of post-Engagement Letter expiration.

During the month of August 2025, RBW funded the Company with the First and Second Closings, total of $6,000 (before fees and issuance expenses).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 9 - SUBSEQUENT EVENTS (CONT.)

5.	On August 7, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 7:1 under the symbol “SMX,” with a new CUSIP number of G8267K2174 and the new ISIN code IE000TB5RTG4. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 9 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000041 to $0.000000000000287 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2025, financial statements are presented post this reverse stock split.

6.	On August 26, 2025, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 7,795,354 from 665,354. Thereafter, the Company granted an aggregate of 5,630,000 restricted stock units and 1,500,000 stock options to its executive officers and directors, and certain consultants, employee and advisors to the Company.

7.	On August 26, 2025, the Company issued 500,000 Ordinary Shares to debt providers and 100,000 stock options to a certain consultant (not part of the 2022 Incentive Equity Plan).